Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000186848 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000186848 | 92840M102 | Vistra Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000186848 | G0250X149 | Amcor PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000186848 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000186848 | 174610105 | Citizens Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186848 | 316773100 | Fifth Third Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186848 | 743315103 | Progressive Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186848 | 74144T108 | T Rowe Price Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186848 | 55261F104 | M&T Bank Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186848 | 902973304 | US Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186848 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	15.10%
C000186848 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	83.10%
C000186848 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.80%
C000186848 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186848 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000186848 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000186848 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000186848 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000186848 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000186848 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000186848 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000186848 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000186848 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000186848 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000186848 | Financials
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000186847 | 04626A103 | Astera Labs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000186847 | 80004C200 | Sandisk Corp
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000186847 | 458140100 | Intel Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000186847 | 958102105 | Western Digital Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000186847 | 00827B106 | Affirm Holdings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000186847 | 697435105 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000186847 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000186847 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000186847 | 576323109 | MasTec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000186847 | 874054109 | Take-Two Interactive Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000186847 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	4.70%
C000186847 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.90%
C000186847 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186847 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000186847 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000186847 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000186847 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000186847 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000186847 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186847 | Technology
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000186847 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000186847 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000186847 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000186847 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000186847 | Technology007903107
Holdings [Line Items]
Percent of Total Investments	93.40%
C000186847 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%